Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
	$	$
Trade payables	1,772	2,063
Short-term instruments	2,261	1,520
Income taxes payable	72	—
Total accounts payable and accrued liabilities	4,105	3,583